Loans - Recorded Investment by Loan Grade (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 5,271,857	$ 5,068,085	$ 4,829,682
Five Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,826	4,392
Five Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,548	14,880
Five Rated [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	287	2,151
Five Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,055	3,280
Five Rated [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,716	24,703
Six Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans		347
Six Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	190	3,417
Six Rated [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	118	122
Six Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	124	386
Six Rated [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	432	4,272
Impaired [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	20,657	30,623
Impaired [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	24,474	18,025
Impaired [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total loans		2,044
Impaired [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,226	4,676
Impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	23,102	25,324
Impaired [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	70,459	80,692
Pass [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	971,694	923,802
Pass [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,127,652	1,081,290
Pass [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	133,110	121,418
Pass [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	383,346	382,595
Pass [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,272	2,870
Pass [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,619,074	2,511,975
Recorded Investment [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	998,177	959,164
Recorded Investment [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,159,864	1,117,612
Recorded Investment [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total loans		2,044
Recorded Investment [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	135,741	128,367
Recorded Investment [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	407,627	411,585
Recorded Investment [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,272	2,870
Recorded Investment [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 2,704,681	$ 2,621,642